VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—86.3%
Angola —5.4%
Republic of Angola
144A 9.500%, 11/12/25(2)(3)	$ 3,860	$ 3,877
144A 8.250%, 5/9/28(2)(3)	808	795
144A 8.000%, 11/26/29(2)	456	431
144A 8.750%, 4/14/32(2)	222	204
RegS 8.250%, 5/9/28(3)(4)	1,850	1,821
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(4)(5)	1,183	1,132
		8,260

Argentina—15.2%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(6)	9,382	6,424
Republic of Argentina
1.000%, 7/9/29(3)	11,157	8,832
0.750%, 7/9/30(6)	10,788	8,145
		23,401

Bolivia—2.1%
Bolivia Government RegS 4.500%, 3/20/28(4)	4,100	3,233
Brazil—5.1%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/27	8,000BRL	1,409
Series F 10.000%, 1/1/31	22,300BRL	3,579
Series F 10.000%, 1/1/33	18,800BRL	2,900
		7,888

	Par Value(1)	Value

Cameroon—2.4%
Republic of Cameroon RegS 9.500%, 7/31/31(3)(4)	$ 3,882	$ 3,694
Colombia—3.9%
Titulos De Tesoreria
7.500%, 8/26/26	5,800,000COP	1,421
6.000%, 4/28/28	6,600,000COP	1,493
7.000%, 6/30/32	7,900,000COP	1,548
7.250%, 10/18/34	8,275,000COP	1,572
		6,034

Ecuador—3.5%
Republic of Ecuador RegS 6.900%, 7/31/30(3)(4)(6)	5,907	5,322
Egypt—7.3%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)(3)	2,741	2,700
144A 4.750%, 4/16/26(2)	7,000EUR	8,200
144A 6.375%, 4/11/31(2)	246EUR	269
		11,169

El Salvador—1.3%
Republic of El Salvador
RegS 6.375%, 1/18/27(3)(4)	1,298	1,293
RegS 8.625%, 2/28/29(3)(4)	683	720
		2,013

Ethiopia—0.7%
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(7)	1,212	1,115
Gabon—3.4%
Republic of Gabon
144A 7.000%, 11/24/31(2)(3)	1,800	1,466
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Gabon—continued
RegS 9.500%, 2/18/29(4)	$ 4,098	$ 3,805
		5,271

Hungary—1.2%
Hungary Government Bond 4.750%, 11/24/32	740,000HUF	1,921
Indonesia—3.0%
Indonesia Government Bond
8.375%, 3/15/34	27,400,000IDR	1,874
8.375%, 4/15/39	40,300,000IDR	2,787
		4,661

Ivory Coast—2.8%
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)(3)	3,170	3,185
RegS 5.250%, 3/22/30(4)	553EUR	631
RegS 5.875%, 10/17/31(4)	465EUR	530
		4,346

Kenya—1.9%
Republic of Kenya 144A 9.500%, 3/5/36(2)(3)	2,900	2,866
Lebanon—0.1%
Lebanon Government International Bond RegS 6.400%, 5/26/23(4)(7)	848	166
Mexico—5.8%
Mex Bonos Desarr
5.500%, 3/4/27	29,000MXN	1,504
7.750%, 11/23/34	58,000MXN	2,901
7.750%, 11/13/42	98,800MXN	4,498
		8,903

	Par Value(1)	Value

Mozambique—1.1%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(6)	$ 1,968	$ 1,742
Pakistan—2.0%
Islamic Republic of Pakistan 144A 6.000%, 4/8/26(2)	3,020	3,002
Poland—2.5%
Poland Government Bond 6.000%, 10/25/33	13,200PLN	3,787
Romania—1.1%
Romania Government Bond 6.300%, 4/25/29	7,400RON	1,641
Senegal—1.7%
Republic of Senegal RegS 4.750%, 3/13/28(4)	2,508EUR	2,577
South Africa—5.2%
Republic of South Africa
10.500%, 12/21/26	48,000ZAR	2,818
6.250%, 3/31/36	16,700ZAR	725
6.500%, 2/28/41	38,600ZAR	1,517
8.750%, 1/31/44	25,700ZAR	1,215
8.750%, 2/28/48	36,800ZAR	1,718
		7,993

Sri Lanka—0.3%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	57	55
144A 3.100%, 1/15/30(2)(6)	112	103
144A 3.350%, 3/15/33(2)(6)	114	95
144A 3.600%, 6/15/35(2)(6)	77	55
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Sri Lanka—continued
144A 3.600%, 2/15/38(2)(6)	$ 107	$ 89
		397

Tunisia—0.5%
Tunisian Republic 144A 6.375%, 7/15/26(2)	608EUR	703
Turkey—0.9%
Turkiye Government Bond 12.600%, 10/1/25	57,000TRY	1,355
Ukraine—3.6%
Ukraine Government Bond
144A 0.000%, 2/1/30(2)(6)	46	24
144A 0.000%, 2/1/34(2)(6)	174	69
144A 4.500%, 2/1/34(2)(6)	384	206
144A 4.500%, 2/1/35(2)(6)	299	159
144A 0.000%, 2/1/36(2)(6)	123	63
144A 4.500%, 2/1/36(2)(6)	331	175
RegS 4.500%, 2/1/34(4)(6)	8,298	4,460
RegS 4.500%, 2/1/35(4)(6)	561	299
		5,455

Zambia—2.3%
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	3,840	3,577
144A 0.500%, 12/31/53(2)	—(8)	—(8)
		3,577

Total Foreign Government Securities (Identified Cost $128,461)		132,492
	Par Value(1)	Value

Corporate Bonds and Notes—34.4%
Angola —0.5%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	$ 750	$ 758
Argentina—0.4%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(7)	1,061	631
Brazil—4.3%
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(2)	802	668
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)(3)	813	830
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)(3)	1,585	1,344
OHI Group S.A. 144A 13.000%, 7/22/29(2)(3)	1,305	1,375
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(2)(9)	2,384	2,367
		6,584

Colombia—1.8%
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)(3)	3,445	2,804
Ghana—0.5%
Kosmos Energy Ltd.
RegS 7.125%, 4/4/26(4)	90	89
RegS 7.750%, 5/1/27(4)	710	672
		761

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

India—0.7%
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	$ 343	$ 352
144A 9.475%, 7/24/30(2)	674	665
		1,017

Israel—0.5%
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	800	795
Kazakhstan—1.5%
Development Bank of Kazakhstan JSC
144A 10.950%, 5/6/26(2)	506,000KZT	896
144A 13.000%, 4/15/27(2)	270,000KZT	467
144A 13.489%, 5/23/28(2)	590,000KZT	985
		2,348

Mexico—17.4%
Banco Mercantil del Norte S.A.
144A 6.625%(2)(10)	426	405
144A 8.375%(2)(10)	392	406
Petroleos Mexicanos
8.750%, 6/2/29(3)	5,232	5,539
7.690%, 1/23/50(3)	4,621	3,941
RegS 6.700%, 2/16/32(4)	293	256
Series 14-2 7.470%, 11/12/26	25,240MXN	1,320
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	15,567	14,798
		26,665

	Par Value(1)	Value

Nigeria—0.8%
IHS Holding Ltd.
144A 6.250%, 11/29/28(2)	$ 487	$ 481
144A 7.875%, 5/29/30(2)	103	105
144A 8.250%, 11/29/31(2)	630	648
		1,234

Peru—1.9%
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(3)(4)	2,625	2,130
RegS 5.625%, 6/19/47(3)(4)	1,225	834
		2,964

Turkey—1.0%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	730	720
Yapi ve Kredi Bankasi AS 144A 9.250%, 1/17/34(2)	763	812
		1,532

Ukraine—0.3%
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(5)	561	532
Uzbekistan—1.4%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)(3)	2,166	2,135
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Venezuela—0.7%
Petroleos de Venezuela S.A.
RegS 12.750%, 2/17/22(4)(7)	$ 700	$ 120
RegS 9.750%, 5/17/35(4)(7)	5,517	941
		1,061

Vietnam—0.7%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	1,016	1,004
Total Corporate Bonds and Notes (Identified Cost $52,726)		52,825

Credit Linked Notes—2.3%
Iraq—2.3%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(11)(12)	111,862JPY	738
(Counterparty: BOA) 3.540%, 1/6/28(11)(12)	184,057JPY	1,214
(Counterparty: BOA) 3.751%, 1/1/28(11)(12)	245,844JPY	1,620
Total Credit Linked Notes (Identified Cost $4,675)		3,572

Total Long-Term Investments—123.0% (Identified Cost $185,862)		188,889

TOTAL INVESTMENTS—123.0% (Identified Cost $185,862)		$188,889
Other assets and liabilities, net—(23.0)%		(35,304)
NET ASSETS—100.0%		$153,585
Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to a value of $57,410 or 37.4% of net assets.
(3)	All or a portion is segregated as collateral for reverse repurchase agreements. On August 31, 2025, securities valued at $52,308 were pledged as collateral for reverse repurchase agreements.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2025.
(7)	Security in default; no interest payments are being received.
(8)	Amount is less than $500 (not in thousands).
(9)	100% of the income received was in PIK.
(10)	No contractual maturity date.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
(11)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)	Variable rate security. Rate disclosed is as of August 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BCLY	Barclays
BOA	Bank of America
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romania New Leu
TRY	Turkish Lira
ZAR	South African Rand
Country Weightings†
Mexico	19%
Argentina	13
Brazil	8
Egypt	6
Angola	5
Colombia	5
South Africa	4
Other	40
Total	100%
† % of total investments as of August 31, 2025.
Reverse Repurchase Agreements as of August 31, 2025 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	4.88%	07/31/25	$(1,609)
JPM	4.90	07/31/25	(1,733)
JPM	4.90	07/31/25	(1,041)
JPM	4.90	07/31/25	(2,374)
JPM	4.90	07/31/25	(3,205)
JPM	4.95	07/31/25	(4,741)
JPM	4.95	07/31/25	(2,202)
JPM	5.00	07/31/25	(1,442)
JPM	5.00	07/31/25	(699)
JPM	5.00	07/31/25	(1,128)
JPM	5.00	07/31/25	(3,113)
JPM	5.00	07/31/25	(683)
JPM	5.05	07/31/25	(1,033)
JPM	5.05	07/31/25	(2,331)
JPM	5.05	07/31/25	(1,161)
JPM	5.05	07/31/25	(589)
JPM	5.05	07/31/25	(630)
JPM	5.05	07/31/25	(2,597)
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
Reverse Repurchase Agreements as of August 31, 2025 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	5.15%	07/31/25	$(2,939)
JPM	5.15	07/31/25	(2,447)
JPM	5.15	07/31/25	(3,895)
Total			$(41,592)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2025 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS, CCC /BL(3),*	Quarterly	BCLY	5.000%	12/20/25	$11,200	$45	$(214)	$259	$—
Total						$45	$(214)	$259	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 07/09/2029 maturity.
*	S&P / Morningstar DBRS, respectively.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$132,492	$132,492	$—
Corporate Bonds and Notes	52,825	52,825	—
Credit Linked Notes	3,572	—	3,572
Other Financial Instruments:
Over-the-Counter Credit Default Swap	45	45	—
Total Assets	188,934	185,362	3,572
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements*	(41,592)	(41,592)	—
Total Liabilities	(41,592)	(41,592)	—
Total Investments	$147,342	$143,770	$3,572

*	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.
There were no securities valued using quoted prices (Level 1) at August 31, 2025.
There were no transfers into or out of Level 3 related to securities held at August 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2024:	$ 4,760	$ 4,760
Accrued discount/(premium)	118	118
Net realized gain (loss)	(580)	(580)
Net change in unrealized appreciation (depreciation)(a)	701	701
Sales(b)	(1,427)	(1,427)
Balance as of August 31, 2025	$ 3,572	$ 3,572
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025, was $701.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the  investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.